Loans and Allowance for Losses and Concentrations of Credit Risk - Allowance for Credit Losses Roll Forward (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Loan Losses	$ 6,866,000				$ 11,351,000				$ 6,866,000	$ 11,351,000
Reserve for losses	6,468,000				5,539,000				6,468,000	5,539,000
Total Allowance for Losses	13,334,000				16,890,000				13,334,000	16,890,000	17,516,000	20,115,000
(Release of/(provision for) loan losses	(117,000)	499,000	529,000	(430,000)	(4,354,000)	(137,000)	1,220,000	(420,000)	481,000	(3,691,000)	(610,000)
Provision for/(release of) losses									929,000	(1,816,000)	(2,957,000)
Total provision for/(release of) losses									448,000	1,875,000	(2,347,000)
Allowance for Loan and Lease Losses, Adjustments, Net										3,200,000	1,800,000
Total Allowance for Losses - Charge-offs									(4,004,000)	(2,501,000)	(252,000)
Eligible Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Loan Losses	6,866,000				11,351,000				6,866,000	11,351,000	10,161,000	9,803,000
(Release of/(provision for) loan losses									481,000	(3,691,000)	(610,000)
Allowance for Loan Losses - Charge-offs									4,004,000	2,501,000	252,000
Long-Term Standby Purchase Commitments and Farmer Mac Guaranteed Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reserve for losses	6,468,000				5,539,000				6,468,000	5,539,000	7,355,000	10,312,000
Provision for/(release of) losses									929,000	(1,816,000)	(2,957,000)
Reserve for Losses - Charge-offs									0	0	0
Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Allowance for Losses	7,292,000				9,661,000				7,292,000	9,661,000	8,106,000
Total provision for/(release of) losses									1,256,000	1,555,000
Total Allowance for Losses - Charge-offs									(3,625,000)	0
Agriculture Storage and Processing [Member] | Eligible Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Loan Losses - Charge-offs									3,625,000
Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Allowance for Losses	2,124,000				2,589,000				2,124,000	2,589,000	4,133,000
Total provision for/(release of) losses									(420,000)	509,000
Total Allowance for Losses - Charge-offs									(45,000)	(2,053,000)
Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Allowance for Losses	2,186,000				2,316,000				2,186,000	2,316,000	3,099,000
Total provision for/(release of) losses									(130,000)	(408,000)
Total Allowance for Losses - Charge-offs									0	(375,000)
Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Allowance for Losses	1,271,000				1,534,000				1,271,000	1,534,000	1,697,000
Total provision for/(release of) losses									(263,000)	(163,000)
Total Allowance for Losses - Charge-offs									0	0
Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Allowance for Losses	454,000				784,000				454,000	784,000	477,000
Total provision for/(release of) losses									4,000	380,000
Total Allowance for Losses - Charge-offs									(334,000)	(73,000)
Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Allowance for Losses	7,000				6,000				7,000	6,000	4,000
Total provision for/(release of) losses									1,000	2,000
Total Allowance for Losses - Charge-offs									$ 0	$ 0